Description of the Zomagen and Oppilan Acquisition - Additional Information (Detail)	Jun. 10, 2021 USD ($)	Feb. 26, 2021 USD ($) shares
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of businesses acquired		2
Zomagen [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, shares, issued		457,944
Sale of stock, number of shares issued in transaction		30,483
Oppilan [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, shares, issued		360,854
Sale of stock, number of shares issued in transaction		75,955
Series A1 Convertible Preferred Stock [Member] | Zomagen [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, shares, issued		2,003,768
Series A1 Convertible Preferred Stock [Member] | Oppilan [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, shares, issued		4,049,143
Series A Convertible Preferred Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from Issuance of Convertible Preferred Stock | $		$ 57,300
Second Tranche [Member] | Series A Convertible Preferred Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from Issuance of Convertible Preferred Stock | $	$ 57,000